Reclamation and remediation obligations	12 Months Ended
Dec. 31, 2021
Reclamation And Remediation Obligations
Reclamation and remediation obligations

8. Reclamation and remediation obligations

The Company is legally required to perform reclamation on sites where environmental disturbance is caused by the development or on-going mining of a property to restore it to its original condition at the end of its useful life. In accordance with IFRS, the Company recognized the estimated fair value of that liability as an asset retirement obligation. The total amount of undiscounted cash flows required to settle the estimated obligation is $6,366 (2020 - $5,182) which has been discounted using a weighted average risk-free rate of 0.8% (2020 – 0.19%) and an inflation rate of 7.04% (2020 – 1.36%).

The following table describes the changes to the Company’s reclamation and remediation obligation liability:

	December 31, 2021	December 31, 2020
	$’000	$’000
Reclamation and remediation obligation - beginning of year	$5,139	$5,803
Change in estimate	983	(677)
Accretion expense	66	13
Reclamation and remediation obligation - end of year	$6,188	$5,139

The Company reassesses the cost of reclamation and remediation obligations periodically given new information regarding changes to the risk-free rate, inflation rate and undiscounted cash flow. During the year ended December 31, 2021 and 2020, the change in estimate relates to revisions to the estimated undiscounted cashflow obligations.